SCHEDULE OF BASIC AND DILUTED LOSS PER SHARE (Details) - USD ($)	3 Months Ended		9 Months Ended				12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Sep. 30, 2022	Jun. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Earnings Per Share [Abstract]
Net loss	$ (909,593)	$ (888,669)	$ (3,330,107)		$ (1,797,785)		$ (2,714,616)	$ (1,253,242)
Weighted average common shares outstanding, basic	491,037	483,150	485,779	385,756	352,934	169,739
Weighted average common shares outstanding, diluted	491,037	483,150	485,779	385,756	352,934	169,739
Basic loss per share	$ (2.96)	$ (1.84)	$ (7.97)	$ (7.04)	$ (5.09)	$ (7.38)
Diluted loss per share	$ (2.96)	$ (1.84)	$ (7.97)	$ (7.04)	$ (5.09)	$ (7.38)	$ (7.04)	$ (7.38)
Net loss	$ (1,452,827)	$ (888,669)	$ (3,873,341)		$ (1,797,785)